Offerings	Jun. 29, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common shares, no par value, as represented by American Depositary Shares
Maximum Aggregate Offering Price	$ 19,406,250.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,680.00
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended, or the Securities Act, the common shares registered hereby also include an indeterminate number of additional common shares as may from time to time become issuable by reason of stock splits, stock dividends, recapitalizations or other similar transactions. Estimated solely for purposes of calculating the amount of the registration fee pursuant to Rule 457(o) under the Securities Act. Includes the offering price of common shares that the underwriters have the option to purchase to cover over-allotments, if any. Calculated pursuant to Rule 457(o) based on an estimate of the proposed maximum aggregate offering price.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Representative's Warrant to purchase common shares, as represented by American Depositary Shares
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended, or the Securities Act, the common shares registered hereby also include an indeterminate number of additional common shares as may from time to time become issuable by reason of stock splits, stock dividends, recapitalizations or other similar transactions. Estimated solely for purposes of calculating the amount of the registration fee pursuant to Rule 457(o) under the Securities Act. Includes the offering price of common shares that the underwriters have the option to purchase to cover over-allotments, if any. Calculated pursuant to Rule 457(o) based on an estimate of the proposed maximum aggregate offering price. In accordance with Rule 457(g) under the Securities Act, because the common shares of the registrant underlying the Representative's Warrant is registered hereby, no separate registration fee is required with respect to the Representative's Warrant registered hereby.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common shares underlying the American Depositary Shares issuable upon exercise of the Representative's Warrant
Maximum Aggregate Offering Price	$ 1,067,344.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 147.40
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended, or the Securities Act, the common shares registered hereby also include an indeterminate number of additional common shares as may from time to time become issuable by reason of stock splits, stock dividends, recapitalizations or other similar transactions. Estimated solely for purposes of calculating the amount of the registration fee pursuant to Rule 457(o) under the Securities Act. Includes the offering price of common shares that the underwriters have the option to purchase to cover over-allotments, if any. Calculated pursuant to Rule 457(o) based on an estimate of the proposed maximum aggregate offering price. Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(g) under the Securities Act. The Representative's Warrant is exercisable at a per share exercise price equal to 110% of the public offering price. As estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(g) under the Securities Act, the proposed maximum aggregate offering price of the Representative's Warrants is $1,067,344 which is equal to 110% of $970,313 (5% of the proposed maximum aggregate offering price for the common shares of $19,406,250). Pursuant to Rule 416, the registrant is also registering an indeterminate number of additional common shares that are issuable by reason of the anti-dilution provisions of the Representative's Warrants.